Operating Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use operating lease assets	$ 83.4	$ 74.1
Operating lease liabilities	115.2	106.0
Non-operating expenses related to impairment charges on lease assets	$ 0.4	$ 12.9	$ 12.3